Discontinued Operations (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	May 06, 2020
CURRENT ASSETS:
Other receivables, net	$ 97,300	$ 1,002,300
Total current assets	4,341,619	3,160,996
OTHER ASSETS:
Property, plant and equipment, net	10,100,829	3,958,335
Total assets	19,094,618	7,119,331
CURRENT LIABILITIES:
Total current liabilities	467,310	528,833
OTHER LIABILITIES:
Total liabilities	467,310	528,833
Additional paid-in-capital carryover	86,191,477	69,689,789
Retained earnings carryover	$ (66,897,346)	$ (61,923,732)
Discontinued Operations [Member]
CURRENT ASSETS:
Cash and cash equivalents			$ 222,591
Accounts and notes receivable, net			28,598,318
Inventories			77,049
Other receivables, net			1,815,307
Other receivables - related party			160,505
Prepayments and advances, net			15,077,736
Prepayment - related party			247,598
Total current assets			46,199,104
OTHER ASSETS:
Property, plant and equipment, net			795,974
Operating lease right-of-use assets			1,031,940
Total other assets			1,827,914
Total assets			48,027,018
CURRENT LIABILITIES:
Short-term loan – bank			23,996,261
Accounts payable			16,158,660
Customer deposits			888,592
Other payables			23,197,053
Other payables - related parties			6,541
Accrued liabilities			5,143,410
Operating lease liabilities- current			291,228
Taxes payable			154,680
Accrued contingent liabilities			6,997,071
Total current liabilities			76,833,496
OTHER LIABILITIES:
Operating lease liabilities - noncurrent			595,086
Total other liabilities			595,086
Total liabilities			77,428,582
Total net deficit			29,401,564
Additional paid-in-capital carryover			(13,128,249)
Retained earnings carryover			(7,486,219)
Total consideration received			600,000
Exchange rate effect			(2,764,813)
Total gain on sale of discontinued operations			$ 6,622,283